Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Property and equipment, net
Gross	¥ 290,599	¥ 265,562
Less: accumulated depreciation and impairment	(114,568)	(93,756)
Net book value	176,031	171,806		$ 25,632
Depreciation
Depreciation	24,654	25,470	¥ 25,550
Building, property improvements and other property
Property and equipment, net
Gross	123,276	106,794
Computer equipment and software
Property and equipment, net
Gross	100,563	94,539
Construction in progress
Property and equipment, net
Gross	45,129	43,675
Furniture, office and transportation equipment and others
Property and equipment, net
Gross	¥ 21,631	¥ 20,554